FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     /   /    (a)

         or fiscal year ending:          12 / 31 / 97    (b)

Is this a transition report? (Y/N)                  N


Is this an amendment to a previous filing?          N


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1. A.  Registrant Name:          WRL Series Annuity Account B
   B.  File Number:              811-7754
   C.  Telephone Number:         813-585-6565
2. A.  Street:                   201 Highland Avenue
   B.  City:   Largo       C.  State:  FL    D.  Zip Code:  33770   Zip Ext:


   E.  Foreign Country:                            Foreign Postal Code:

3. Is this the first filing on this form by Registrant?  (Y/N)           N


4. Is this the last filing on this form by Registrant?  (Y/N)            N


5. Is Registrant a small business  investment company (SBIC)?  (Y/N)     N
   [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)?  (Y/N)                   Y
   [If answer is "Y" (Yes) complete only items 111 through 132.]

7. A. Is  Registrant a series or multiple  portfolio  company?  (Y/N)    N
   [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have at the end of the period?


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                                                  ----------------------------
                                                      If filing more than one
                                                       Page 50, "X" box: [ ]
                                                  ----------------------------
For period ending     12/31/97

File number 811- 7754

123. [/] State the total value of the additional  units  considered in answering item 122 ($000's omitted) $

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                       Number of  Total Assets    Total Income
                                        Series      ($000's    Distributions
                                       Investing     omitted)   ($000's omitted)
A.  U.S. Treasury direct issue                       $             $

B.  U.S. Government agency                           $             $

C.  State and municipal tax-free                     $             $

D.  Public utility debt                              $             $

E.  Brokers or dealers debt or debt                  $             $
    of brokers' or dealers' parent

F.  All other corporate intermed. &
    long-term debt                                   $             $

G.  All other corporate short-term debt              $             $

H.  Equity securities of brokers or
    dealers or parents of brokers or
    dealers                                          $             $

I.  Investment company equity securities    1        $141,400      $2,131

J.  All other equity securities                      $             $

K.  Other securities - accrued dividends             $355          $
    and receivables

L.  Total assets of all series of
    registrant                              1        $141,755      $



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                                                  ----------------------------
                                                      If filing more than one
                                                       Page 51, "X" box: [ ]
                                                  ----------------------------
For period ending      12/31/97

File number 811- 7754


128.  [/]   Is the timely   payment   of  principal  and  interest on any of the
            portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

            [If answer is "N" (No), go to item 131.]

129.  [/]   Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

            [If answer is "N" (No), go to item 131.]

130.  [/]   In computations of NAV or offering price per unit,is any part of the value attributed to instruments identified in item 129  derived from
            insurance or guarantees? (Y/N)       Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period
            ($000's omitted)                                       $740

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811 -      811 -        811 -        811 -          811 -

     811 -      811 -        811 -        811 -          811 -

     811 -      811 -        811 -        811 -          811 -

     811 -      811 -        811 -        811 -          811 -

     811 -      811 -        811 -        811 -          811 -

     811 -      811 -        811 -        811 -          811 -

     811 -      811 -        811 -        811 -          811 -

     811 -      811 -        811 -        811 -          811 -

     811 -      811 -        811 -        811 -          811 -



This report is signed on behalf of the Depositor, State of  Florida.
Date:   February 25 , 1998.

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
(Name of Registrant, Depositor, or Trustee)


By:     /s/ Allan J. Hamilton            Witness: /s/ Priscilla I. Hechler
      Allan J. Hamilton, Treasurer       Priscilla I. Hechler, Assistant Vice
                                         President and Assistant Secretary


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